Deposits and Other Assets (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Sep. 05, 2013	Jun. 26, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 15, 2012	Oct. 17, 2012
Prepaid deposits	$ 339,031	$ 339,031			$ 500,000	$ 500,000
Short-term investments	4,336,370	4,192,953
Authority for Expenditure	339,031
Deposit refund			500,000	160,969
Comanche Total Investment								3,812,500
Security Deposit					500,000		500,000
Investment to Comanche 1
Short-term investments	1,500,000	1,500,000
Authority for Expenditure		2,339,031
Investment to Comanche 2
Short-term investments	500,000	500,000
Investment to Comanche 3
Short-term investments	1,000,000	1,000,000
Total Investment to Comanche
Accounts Payable, Other, Current	143,417	1,192,953
Investment to Comanche 4
Short-term investments	$ 1,000,000